Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and equivalents	$ 439	$ 536
Accounts receivable, net of allowance for doubtful accounts of $12 and $14	510	592
Costs and estimated earnings in excess of billings on uncompleted contracts (CIE)	383	416
Claims receivable	0	400
Other current assets	93	103
Total current assets	1,425	2,047
Claims and accounts receivable	101	131
Property, plant, and equipment, net of accumulated depreciation of $329 and $324 (including net PPE of $34 and $36 owned by a variable interest entity)	130	145
Goodwill	968	959
Intangible assets, net of accumulated amortization of $122 and $100	239	248
Equity in and advances to unconsolidated affiliates	387	369
Deferred income taxes	300	118
Other assets	124	127
Total assets	3,674	4,144
Current liabilities:
Accounts payable	350	535
Billings in excess of costs and estimated earnings on uncompleted contracts (BIE)	368	552
Accrued salaries, wages and benefits	186	171
Nonrecourse project debt	10	9
Other current liabilities	157	292
Total current liabilities	1,071	1,559
Pension obligations	391	526
Employee compensation and benefits	118	113
Income tax payable	85	78
Deferred income taxes	18	149
Nonrecourse project debt	28	34
Revolving credit agreement	470	650
Deferred income from unconsolidated affiliates	101	90
Other liabilities	171	200
Total liabilities	2,453	3,399
KBR shareholders’ equity:
Preferred stock, $0.001 par value, 50,000,000 shares authorized, 0 shares issued and outstanding	0	0
Common stock, $0.001 par value, 300,000,000 shares authorized, 176,638,882 and 175,913,310 shares issued, and 140,166,589 and 142,803,782 shares outstanding	0	0
Paid-in capital in excess of par (PIC)	2,091	2,088
Accumulated other comprehensive loss (AOCL)	(921)	(1,050)
Retained earnings	877	488
Treasury stock, 36,472,293 shares and 33,109,528 shares, at cost	(818)	(769)
Total KBR shareholders’ equity	1,229	757
Noncontrolling interests	(8)	(12)
Total shareholders’ equity	1,221	745
Total liabilities and shareholders’ equity	$ 3,674	$ 4,144